Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 21,959	$ 26,188
Amortisation for year	1,928	2,165	$ 1,829
Impairment	1,033	683	491
Ending balance	20,833	21,959	26,188
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	43,501	47,460	46,011
Additions - separately acquired	2,001	513	441
Transferred to assets held for sales (Note 18)		(2,486)
Disposals	(186)	(646)	(378)
Exchange and other adjustments	(232)	(1,340)	1,386
Ending balance	45,084	43,501	47,460
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(21,542)	(21,272)	(18,425)
Transferred to assets held for sales (Note 18)		1,504
Amortisation for year	1,928	2,165	1,829
Impairment	1,033	683	491
Disposals	176	307	71
Exchange and other adjustments	(76)	(767)	598
Ending balance	(24,251)	(21,542)	(21,272)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	21,229	25,255
Amortisation for year	1,808	2,016	1,627
Impairment	1,031	683	488
Ending balance	20,049	21,229	25,255
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	39,136	42,913	41,603
Additions - separately acquired	1,835	476	397
Transferred to assets held for sales (Note 18)		(2,486)
Disposals	(35)	(630)	(249)
Exchange and other adjustments	(282)	(1,137)	1,162
Ending balance	40,654	39,136	42,913
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(17,907)	(17,658)	(15,095)
Transferred to assets held for sales (Note 18)		1,504
Amortisation for year	1,808	2,016	1,627
Impairment	1,031	683	488
Disposals	29	294	19
Exchange and other adjustments	(112)	(652)	467
Ending balance	(20,605)	(17,907)	(17,658)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	491	632
Amortisation for year	52	69	118
Ending balance	552	491	632
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,526	2,636	2,580
Additions - separately acquired	99		7
Disposals			(67)
Exchange and other adjustments	24	(110)	116
Ending balance	2,649	2,526	2,636
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,035)	(2,004)	(1,836)
Amortisation for year	52	69	118
Exchange and other adjustments	10	(38)	50
Ending balance	(2,097)	(2,035)	(2,004)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	239	301
Amortisation for year	68	80	84
Impairment	2		3
Ending balance	232	239	301
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,839	1,911	1,828
Additions - separately acquired	67	37	37
Disposals	(151)	(16)	(62)
Exchange and other adjustments	26	(93)	108
Ending balance	1,781	1,839	1,911
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,600)	(1,610)	(1,494)
Amortisation for year	68	80	84
Impairment	2		3
Disposals	147	13	52
Exchange and other adjustments	26	(77)	81
Ending balance	$ (1,549)	$ (1,600)	$ (1,610)